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Virtus NFJ Dividend Value Fund
Virtus NFJ Dividend Value Fund
Investment Objective
The fund seeks long-term growth of capital and income.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 94 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 115 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus NFJ Dividend Value Fund	Class A Shares	Class C Shares		Institutional Class Shares	Class P Shares	Class R6 Shares	Administrative Class Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus NFJ Dividend Value Fund		Class A Shares	Class C Shares	Institutional Class Shares	Class P Shares	Class R6 Shares	Administrative Class Shares
Management Fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none	none	0.25%
Other Expenses		0.34%	0.30%	0.29%	0.29%	0.22%	0.28%
Total Annual Fund Operating Expenses		1.04%	1.75%	0.74%	0.74%	0.67%	0.98%
Less: Fee Waiver and/or Expense Reimbursement	[1]	none	none	(0.04%)	none	(0.02%)	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.04%	1.75%	0.70%	0.74%	0.65%	0.95%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.05% for Class A Shares, 1.80% for Class C Shares, 0.70% for Institutional Class Shares, 0.80% for Class P Shares, 0.65% for Class R6 Shares and 0.95% for Administrative Class Shares through October 31, 2024. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus NFJ Dividend Value Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class P Shares	Class R6 Shares	Administrative Class Shares
1 Year	$ 650	$ 278	$ 72	$ 76	$ 66	$ 97
3 Years	863	551	233	237	212	309
5 Years	1,092	949	408	411	371	539
10 Years	$ 1,751	$ 2,062	$ 915	$ 918	$ 833	$ 1,199

Expense Example, No Redemption - Virtus NFJ Dividend Value Fund - USD ($)	Class A Shares	Class C Shares	Institutional Class Shares	Class P Shares	Class R6 Shares	Administrative Class Shares
1 Year	$ 650	$ 178	$ 72	$ 76	$ 66	$ 97
3 Years	863	551	233	237	212	309
5 Years	1,092	949	408	411	371	539
10 Years	$ 1,751	$ 2,062	$ 915	$ 918	$ 833	$ 1,199

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal conditions, the fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have attractive valuation and fundamental strength. The portfolio managers partition the fund’s selection universe by industry and then identify what they believe to be the most attractively valued securities in each industry to determine potential holdings for the fund representing a broad range of industry groups. The portfolio managers use initial parameters and quantitative tools to narrow the fund’s selection universe and also review and consider fundamental changes. In selecting individual holdings and constructing the overall portfolio, the portfolio managers take into account the dividend yields of their investments. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the fund. In addition to common stocks and other equity securities, the fund may also invest up to 25% of its assets in real estate investment trusts (REITs) and real estate-related investments, and a portion of its assets in non-U.S. securities (including through American Depositary Receipts (ADRs)), including emerging market securities. The fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below (in alphabetical order after the first three risks).

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g. Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Issuer Risk: The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Allocation Risk: If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

> Focused Investment Risk: To the extent the fund focuses its investments on a limited number of issuers, sectors, industries, geographic regions or portfolio themes, it may be subject to increased risk and volatility.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.

> Portfolio Turnover Risk: The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

> Real Estate Investment Risk: The fund may be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Please see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus for a more detailed description of the fund’s risks.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Institutional Class Shares

Best Quarter:	2020, Q2:	13.85%	Worst Quarter:	2020, Q1:	-26.23%	Year to Date (9/29/2023):	4.16%

Average Annual Total Returns
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus NFJ Dividend Value Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	(18.44%)	2.75%	7.06%
Class C Shares	Return Before Taxes	(14.31%)	3.15%	6.87%
Institutional Class Shares	Return Before Taxes	(13.51%)	4.25%	8.03%
Institutional Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	(16.92%)	0.98%	5.16%
Institutional Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.71%)	2.73%	5.80%
Class P Shares	Return Before Taxes	(13.51%)	4.18%	7.94%
Class R6 Shares	Return Before Taxes	(13.41%)	4.32%		6.21%	Dec. 19, 2013
Administrative Class Shares	Return Before Taxes	(13.66%)	4.00%	7.77%
Russell 1000® Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	(7.54%)	6.67%	10.29%	8.27%	Dec. 19, 2013

The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.